Related Party Transactions and Balance (Details - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Principal (USD)	$ 1,208,331
DGHKT [Member]
Principal (USD)	33,000
From May 20, 2019 To May 19, 2020 [Member] | DGHKT [Member]
Principal (USD)	5,000
From November 28, 2019 To November 27, 2020 [Member] | DGHKT [Member]
Principal (USD)	17,000
From December 5, 2019 To December 4, 2020 [Member] | DGHKT [Member]
Principal (USD)	6,000
From December 24, 2019 To December 23, 2020 [Member] | DGHKT [Member]
Principal (USD)	5,000
Hangzhou Lianluo [Member]
Principal (USD)	931,450
Hangzhou Lianluo [Member] | From February 2, 2019 To February 1, 2020 [Member]
Principal (USD)	57,320
Hangzhou Lianluo [Member] | From March 7, 2019 To March 6, 2020 [Member]
Principal (USD)	24,361
Hangzhou Lianluo [Member] | From April 8, 2019 To April 7, 2020 [Member]
Principal (USD)	85,980
Hangzhou Lianluo [Member] | From June 27, 2019 To June 26, 2020 [Member]
Principal (USD)	57,320
Hangzhou Lianluo [Member] | From July 19, 2019 To July 18, 2020 [Member]
Principal (USD)	56,942
Hangzhou Lianluo [Member] | From July 22, 2019 To July 21, 2020 [Member]
Principal (USD)	12,154
Hangzhou Lianluo [Member] | From August 6, 2019 To August 6, 2020 [Member]
Principal (USD)	145,854
Hangzhou Lianluo [Member] | From May 20, 2019 To May 19, 2020 [Member]
Principal (USD)	71,650
Hangzhou Lianluo [Member] | From May 21, 2019 To May 20, 2020 [Member]
Principal (USD)	$ 419,869